Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2023
Statement [Line Items]
Schedule of balances due to related parties
	December 31, 2023	March 31, 2023
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	93,859	327,348
Robert Dickinson (interest payable)	25,205	190,082
United Mineral Services Ltd.	7,586	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	132,146	530,512

Hunter Dickinson Services Inc.
Statement [Line Items]
Schedule of related party transactions
	Nine months ended December 31,
	2023	2022
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	923,000	686,000
Information technology – infrastructure and support services	45,000	45,000
Office rent	32,000	43,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	222,000	120,000
Total	1,222,000	894,000